Investments in Associates and Joint Ventures	12 Months Ended
Mar. 31, 2021
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Investments in Associates and Joint Ventures
11	INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
The following table presents the Group’s principal associates and joint venture at March 31, 2021. Investments in associates and joint ventures of the Group are accounted for using the equity method unless they are held for sale.

Company Name	Country of Incorporation	Proportion of Ownership Interest (1)	Proportion of Voting Rights (1)	Main Business
		(%)	(%)
Principal Associates
The Japan Net Bank, Limited(2)	Japan	46.5	46.5	Internet banking
The Bank of East Asia, Limited	China	19.6	19.6	Commercial banking
ACLEDA Bank Plc.	Cambodia	18.0	18.0	Commercial banking
Vietnam Export Import Commercial Joint Stock Bank	Vietnam	15.0	15.0	Commercial banking
Sumitomo Mitsui Auto Service Company, Limited	Japan	26.8	26.8	Leasing
SMBC Aviation Capital Limited	Ireland	32.0	32.0	Leasing
POCKET CARD CO., LTD.	Japan	20.0	20.0	Credit card
SAKURA KCS Corporation	Japan	29.7	29.7	System engineering and data processing
JSOL Corporation	Japan	50.0	50.0	System development and data processing
Sakura Information Systems Co., Ltd.	Japan	49.0	49.0	System engineering and data processing
China Post & Capital Fund Management Co., Ltd.	China	23.6	23.6	Investment management, and investment advisory and agency
Principal Joint Venture
Sumitomo Mitsui Finance and Leasing Company, Limited	Japan	50.0	50.0	Leasing

(1)	Percentages of proportion of ownership interest and proportion of voting rights have been truncated.
(2)	The Japan Net Bank, Limited changed its corporate name to PayPay Bank Corporation on April 5, 2021.
The Group accounts for certain investees, including The Bank of East Asia, Limited, ACLEDA Bank Plc. and Vietnam Export Import Commercial Joint Stock Bank, as associates regardless of its below 20% holdings of the voting rights to these investees, since the Group has the ability to exercise significant influence over these investees through participation in the policy making process at the meeting of the board of directors, the provision of essential technical information, or other relevant agreements or relationships.
On the other hand, the Group accounts for certain investees as financial assets at fair value through other comprehensive income or financial assets at fair value through profit or loss regardless of its 20% or more holdings of the voting rights to these investees when the Group has contracts or arrangements with other investors by which the Group loses the power to exert significant influence over such investees.

The Group has interests in a number of associates and joint ventures, none of which are regarded as individually material. The following table summarizes, in aggregate, the financial information of all individually immaterial associates and joint ventures that are accounted for using the equity method:

	At and for the fiscal year ended March 31,
	2021	2020
	(In millions)
Carrying amount of investments in associates and joint ventures	¥886,685	¥826,736
Share of:
Profit from continuing operations	36,373	24,031
Other comprehensive income (loss)	9,335	(11,605)
Total comprehensive income	45,708	12,426
There are no significant restrictions on the ability of associates or joint ventures to transfer funds to the Group in the form of cash dividends, repayment of loans and advances.